Consolidated Statements Of Shareholders' Equity (USD $) In Thousands	Total	Common Stock	Capital Surplus	(Accum Deficit) Retained Earnings	AOCI of Continuing Operations
Beginning Balance at Dec. 31, 2008	$ 524,401	$ 444	$ 797,779	$ (223,761)	$ (50,061)
Beginning Balance (Shares) at Dec. 31, 2008		44,407
Comprehensive income	123,693		0	90,491	33,202
Exercise of warrants	4		4
Stock-based compensation (Shares)		411
Stock-based compensation	14,268	4	14,264
Shares withheld for taxes	(2,063)		(2,063)
Ending Balance at Dec. 31, 2009	660,303	448	809,984	(133,270)	(16,859)
Ending Balance (Shares) at Dec. 31, 2009		44,818
Comprehensive income	74,654		0	57,355	17,299
Modification of LTIP awards	(6,363)		(6,363)
Stock-based compensation (Shares)		480
Stock-based compensation	14,033	5	14,028
Shares withheld for taxes	(2,639)		(2,639)
Ending Balance at Dec. 31, 2010	739,988	453	815,010	(75,915)	440
Ending Balance (Shares) at Dec. 31, 2010		45,298
Comprehensive income	48,086		0	56,836	(8,750)
Stock-based compensation (Shares)		480
Stock-based compensation	13,716	5	13,711
Shares withheld for taxes	(1,720)		(1,720)
Ending Balance at Dec. 31, 2011	$ 800,070	$ 458	$ 827,001	$ (19,079)	$ (8,310)
Ending Balance (Shares) at Dec. 31, 2011		45,778